Related Party Transactions: (Tables)	12 Months Ended
Sep. 30, 2025
Related Party Transactions
Schedule of related party transactions Management compensation
	September 30, 2025	September 30, 2024
Salaries, bonus and other benefits	989	1,185
Share based compensation	681	969
Key Management Personnel Compensation	1,670	2,154

Schedule of accrued interest
	September 30, 2025	September 30, 2024
Promissory Note (note 10(b))	—	519